Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 certain information concerning the compensation of the Company’s executive officers and the Company’s financial performance:

Fiscal Year (1)	Summary Compensation Total for PEO ($)	Compensation Actually Paid to PEO(4) ($)	Summary Compensation Total for PEO ($)	Compensation Actually Paid to PEO(4) ($)	Average Summary Compensation for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Total Shareholder Return ($)	Net Income ($)
2024	297,865(5)	284,406(5)	---	---	220,950	210,791	2.96	3,250,875
2023	221,859(5)	210,124(5)	200,582(3)	200,582(3)	198,233	187,646	(3.33)	2,581,370
2022	588,839(2)	561,965(2)	52,769(3)	52,769(3)	213,456	187,444	(5.38)	2,569,512

(1) The following are the respective names of the PEOs and NEOs by fiscal year:

Fiscal 2024 – PEO: Donna Vigilante. NEOs: Peter Hiltunen and Andrea Young

Fiscal 2023 – PEOs: Beatriz Balance (January 2023 – June 2023); Donna Vigilante (June 2023 – December 2023). NEOs: Peter Hiltunen and Andrea Young

Fiscal 2022 – PEOs: Ken Globus (January 2022-October 2022); Beatriz Blanco (November 2022-December 2022). NEOs: Peter Hiltunen, Andrea Young, and Donna Vigilante

(2) Amounts reported represent the total compensation for Ken Globus, and in 2022, includes certain payments made pursuant to the memorandum of understanding in connection with Mr. Globus’ retirement from the Company.

(3) Amounts reported represent the total compensation for Beatriz Blanco, as reported in the Summary Compensation Table and in 2023, includes certain payments made pursuant to the Separation Agreement between the Company and Ms. Blanco dated June 22, 2023.

(4) To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. The adjustments relate to contributions made by the Company to the Company’s 401(K) Plan.

(5) Amounts reported in this column represent the total compensation for Donna Vigilante, as reported in the Summary Compensation Table.

PEO Total Compensation Amount	$ 297,865	$ 221,859
PEO Actually Paid Compensation Amount	284,406	210,124
Non-PEO NEO Average Total Compensation Amount	220,950	198,233	$ 213,456
Non-PEO NEO Average Compensation Actually Paid Amount	210,791	187,646	187,444
Total Shareholder Return Amount	2.96	(3.33)	(5.38)
Net Income (Loss)	$ 3,250,875	2,581,370	2,569,512
Former PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		200,582	52,769
PEO Actually Paid Compensation Amount		$ 200,582	52,769
Former PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			588,839
PEO Actually Paid Compensation Amount			$ 561,965